MORGAN STANLEY PATHWAY FUNDS

SUPPLEMENT DATED MARCH 23, 2026,

TO THE STATUTORY AND SUMMARY PROSPECTUSES DATED JANUARY 1, 2026

This Supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectuses and should be read in conjunction with such Prospectus and Summary Prospectuses.

MORGAN STANLEY PATHWAY LARGE CAP EQUITY ETF

BlackRock Financial Management, Inc. (“BlackRock”) is no longer an investment sub-adviser of the Morgan Stanley Pathway Large Cap Equity ETF (“Large Cap Equity ETF”). As such, all references to BlackRock as a sub-adviser to the Large Cap Equity ETF and any related disclosures are removed from the Prospectus and Summary Prospectus.

Further, O’Shaughnessy Asset Management, LLC (“O’Shaughnessy”) will commence as a new investment sub-adviser to the Large Cap Equity ETF effective March 23, 2026.

Related thereto, the sub-adviser investment allocation of the Large Cap Equity ETF is 8% to ClearBridge Investments, LLC (“ClearBridge”), 17% to Great Lakes Advisors, LLC (“Great Lakes”), 63% to O’Shaughnessy, and 12% Principal Asset Management (“Principal”).

Accordingly, the following replaces the chart in the section titled “Sub-advisers and portfolio managers” related to the Large Cap Equity ETF on page 4 of the Prospectus:

Portfolio Manager	Sub-Adviser or Adviser	Fund’s Portfolio Manager Since	Predecessor Fund’s Portfolio Manager Since
Erica Furfaro, Director and Portfolio Manager	ClearBridge	2024	2024
Margaret Vitrano, Managing Director and Portfolio Manager	ClearBridge	2024	2017
Paul Roukis, CFA®, Portfolio Manager and Managing Director	Great Lakes	2024	2023
Jeff Agne, Portfolio Manager and Managing Director	Great Lakes	2024	2023
Ehren Stanhope, CFA®, Chief Investment Strategist, Portfolio Manager	O’Shaughnessy	2026	N/A
Scott Bartone, CFA®, Chief Product Officer, Portfolio Manager	O’Shaughnessy	2026	N/A
Claire Noel, CFA®, Director of Research, Portfolio Manager	O’Shaughnessy	2026	N/A
Daniel Nitiutomo, CFA®, Portfolio Manager	O’Shaughnessy	2026	N/A
Joseph Giroux, Portfolio Manager	O’Shaughnessy	2026	N/A
Bill Nolan, Chief Investment Officer and Portfolio Manager	Principal	2024	2023
Tom Rozycki, Director of Research and Portfolio Manager	Principal	2024	2023

Further, the following disclosure related to the Large Cap Equity ETF is hereby added in the section titled “How the Sub-advisers select the Fund’s investments” on page 55-56 of the Prospectus:

O’Shaughnessy Asset Management, LLC (“O’Shaughnessy”)

The O’Shaughnessy US Large Cap Passive—Canvas Tax Managed strategy seeks to provide long-term appreciation through passive exposure to primarily large-cap US equities. The investment process uses a risk-based sampling approach to closely track broad market exposure to US large capitalization stocks, while also providing portfolio-level customizations and tax management strategies designed to seek optimized after-tax returns, which may include tax-loss harvesting, as applicable. This strategy generally samples from a universe of approximately 1,000 securities.

Finally, the following disclosure in the sub-section titled “The Sub-advisers” under the section titled “Fund Management” related to the Large Cap Equity ETF on pages 88-90 of the Prospectus is hereby added in alphabetical order with respect to the other Sub-advisers:

Fund	Sub-Adviser or Adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
Morgan Stanley Pathway Large Cap Equity ETF	O’Shaughnessy Asset Management, LLC (“O’Shaughnessy”) 100 First Stamford Pl, Stamford, CT 06902	63%

Ehren Stanhope, CFA®

Chief Investment Strategist, Portfolio Manager

Ehren Stanhope is a Principal, Chief Investment Strategist, Portfolio Manager, and Co-Head of the Investment Team at O’Shaughnessy Asset Management (OSAM). Ehren has deep expertise in OSAM’s investment philosophy, portfolio construction, and implementation, which enables him to represent the investment process to key clients throughout the United States and Canada. He is responsible for positioning the firm’s investment capabilities within the context of client needs and the current market environment. Ehren has authored several whitepapers including Dimensions of Return and Microcaps—Factor Spreads, Structural Biases, and the Institutional Imperative. Prior to joining OSAM, Ehren worked at Western Asset Management Co (WAMCO), where he was a member of the Analytics team in the Client Service/Marketing group. In that role, he specialized in relationships with insurance clients handling inquiries related to portfolio performance, structure, and strategy. Ehren holds a B.S. in Management from Tulane University with concentrations in Finance and Legal Studies, and a M.B.A. from the Yale School of Management with a focus in Asset Management. He is a CFA charterholder and member of the CFA Society New York.

				2026

			Scott Bartone. CFA® Chief Product Officer, Portfolio Manager Scott Bartone is the Chief Product Officer, a Portfolio Manager, and Co-Head of the Investment Team at O’Shaughnessy Asset Management (OSAM). Scott is involved in the day-to-day portfolio management activities and heads the trade support staff focused on delivering the firm’s strategies to clients. Prior to joining OSAM, Scott	2026

Fund	Sub-Adviser or Adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
			worked at Bear Stearns and Co. in New York where he was responsible for providing operational and trade support for broker staff and third-party money managers utilized by Bear Stearns’ Private Client Service team. Scott has a B.A. from the State University of New York at Albany and an M.B.A from Cornell University. He is also a CFA charterholder.	2026

			Claire Noel, CFA®, Director of Research, Portfolio Manager Ms. Noel also began managing the Fund in November 2022 and has been associated with the Adviser in an investment capacity since June 2021. From 2012 to 2021, Ms. Noel was a Partner at AJO Partners, an institutional investment manager based in Philadelphia, Pennsylvania. At AJO, she served as a senior member of the portfolio management and 13 quantitative research teams responsible for building diversified, value-oriented portfolios of U.S. and international equities.	2026

			Daniel Nitiutomo, CFA®, Portfolio Manager Mr. Nitiutomo began managing the Fund in November 2022 and has been associated with the Adviser in an investment capacity since April 2015.	2026

Joseph Giroux,

Managing Director, Portfolio Manager

Joe is responsible for developing, managing, and improving OSAM’s quantitative equity factor strategies. Prior to joining OSAM, Joe was a Global Equity Portfolio Manager at Franklin Templeton Investment Solutions, and predecessor firms Batterymarch/QS Investors over the past 11 years, where he was the lead Portfolio Manager on multiple funds, including the Franklin Global Equity Fund, Franklin Global Systematic Fund, Franklin Global Dividend Fund, Franklin Global Responsible Fund, and Franklin Global Market Neutral fund, achieving Morningstar Ratings of 4 and 5 Stars, and winning 12 Lipper Awards. Joe has over 30 years of quantitative investing experience and worked previously at Invesco; Standish, Ayer & Wood; The Boston Company; Evergreen Investments and Wells Capital. Joe holds a B.S. in Computer Science and M.S. in Information Technology from the New England Institute of Technology.

				2026

MORGAN STANLEY PATHWAY SMALL-MID CAP EQUITY ETF

BlackRock Financial Management, Inc. (“BlackRock”) is no longer an investment sub-adviser of the Morgan Stanley Pathway Small-Mid Cap Equity ETF (“Small-Mid Cap Equity ETF”). As such, all references to BlackRock as a sub-adviser to the Small-Mid Cap Equity ETF and any related disclosures are removed from the Prospectus and Summary Prospectus.

Further, O’Shaughnessy Asset Management, LLC (“O’Shaughnessy”) will commence as a new investment sub-adviser to the Small-Mid Cap Equity ETF effective March 23, 2026.

Related thereto, the target sub-adviser investment allocations of the Small-Mid Cap Equity ETF are 20% to AllianceBernstein L.P. (“AB”), 17% to Neuberger Berman Investment Advisers LLC (“Neuberger”), 40% to O’Shaughnessy, and 23% to Westfield Capital Management Company, L.P. (“Westfield”).

Accordingly, the following replaces the chart in the section titled “Sub-advisers and portfolio managers” related to the Small-Mid Cap Equity ETF on page 9 of the Prospectus:

Portfolio Manager	Sub-Adviser or Adviser	Fund’s Portfolio Manager Since	Predecessor Fund’s Portfolio Manager Since
James MacGregor, CFA®, Chief Investment Officer	AllianceBernstein	2024	2024
Erik Turenchalk, CFA®, Portfolio Manager	AllianceBernstein	2024	2024
Benjamin H. Nahum, Managing Director	Neuberger	2016	2016
Ehren Stanhope, CFA®, Chief Investment Strategist, Portfolio Manager	O’Shaughnessy	2026	N/A
Scott Bartone, CFA®, Chief Product Officer, Portfolio Manager	O’Shaughnessy	2026	N/A
Claire Noel, CFA®, Director of Research, Portfolio Manager	O’Shaughnessy	2026	N/A
Daniel Nitiutomo, CFA®, Portfolio Manager	O’Shaughnessy	2026	N/A
Joseph Giroux, Portfolio Manager	O’Shaughnessy	2026	N/A
William A. Muggia, President, CEO and CIO	Westfield	2024	2004
Richard D. Lee, CFA®, Managing Partner and CIO	Westfield	2024	2004
Matthew R. Renna, Managing Partner	Westfield	2025	N/A
Edward D. Richardson, Partner	Westfield	2025	N/A

Further, the following disclosure related to the Small-Mid Cap Equity ETF is hereby added in the section titled “How the Sub-advisers select the Fund’s investments” on page 56-58 of the Prospectus:

O’Shaughnessy Asset Management, LLC (“O’Shaughnessy”)

The O’Shaughnessy US Small to Mid-Cap Passive—Canvas Tax Managed strategy seeks to provide long-term appreciation through passive exposure to primarily small and mid-cap US equities. The investment process uses a risk-based sampling approach to closely track broad market exposure to US small to mid-capitalization stocks, while also providing portfolio-level customizations and tax management strategies designed to seek optimized after-tax returns, which may include tax-loss harvesting, as applicable. This strategy generally samples from a universe of approximately 2,500 securities.

Finally, the following disclosure in the sub-section titled “The Sub-advisers” under the section titled “Fund Management” related to the Small-Mid Cap Equity ETF on pages 90-92 of the Prospectus is hereby added in alphabetical order with respect to the other Sub-advisers:

Fund	Sub-Adviser or Adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
Morgan Stanley Pathway Small-Mid Cap Equity ETF	O’Shaughnessy Asset Management, LLC (“O’Shaughnessy”) 100 First Stamford Pl, Stamford, CT 06902	40%

Ehren Stanhope, CFA®

Chief Investment Strategist, Portfolio Manager

Ehren Stanhope is a Principal, Chief Investment Strategist, Portfolio Manager, and Co-Head of the Investment Team at O’Shaughnessy Asset Management (OSAM). Ehren has deep expertise in OSAM’s investment philosophy, portfolio construction, and implementation, which enables him to represent the investment process to key clients throughout the United States and Canada. He is responsible for positioning the firm’s investment capabilities within the context of client needs and the current market environment. Ehren has authored several whitepapers including Dimensions of Return and Microcaps—Factor Spreads, Structural Biases, and the Institutional Imperative. Prior to joining OSAM, Ehren worked at Western Asset Management Co (WAMCO), where he was a member of the Analytics team in the Client Service/Marketing group. In that role, he specialized in relationships with insurance clients handling inquiries related to portfolio performance, structure, and strategy. Ehren holds a B.S. in Management from Tulane University with concentrations in Finance and Legal Studies, and a M.B.A. from the Yale School of Management with a focus in Asset Management. He is a CFA charterholder and member of the CFA Society New York.

				2026

Scott Bartone. CFA®

Chief Product Officer, Portfolio Manager

Scott Bartone is the Chief Product Officer, a Portfolio Manager, and Co-Head of the Investment Team at O’Shaughnessy Asset Management (OSAM). Scott is involved in the day-to-day portfolio management activities and heads the trade support staff focused on delivering the firm’s strategies to clients. Prior to joining OSAM, Scott worked at Bear Stearns and Co. in New York where he was responsible for providing operational and trade support for broker staff and third-party money managers utilized by Bear Stearns’ Private Client Service team. Scott has a B.A. from the State University of New York at Albany and an M.B.A from Cornell University. He is also a CFA charterholder.

				2026

			Claire Noel, CFA®, Director of Research, Portfolio Manager Ms. Noel also began managing the Fund in November 2022 and has been associated with the Adviser in an investment capacity since June 2021. From 2012 to 2021, Ms. Noel was a Partner at AJO	2026

Fund	Sub-Adviser or Adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since

			Partners, an institutional investment manager based in Philadelphia, Pennsylvania. At AJO, she served as a senior member of the portfolio management and 13 quantitative research teams responsible for building diversified, value-oriented portfolios of U.S. and international equities.

			Daniel Nitiutomo, CFA®, Portfolio Manager Mr. Nitiutomo began managing the Fund in November 2022 and has been associated with the Adviser in an investment capacity since April 2015.	2026

Joseph Giroux,

Managing Director, Portfolio Manager

Joe is responsible for developing, managing, and improving OSAM’s quantitative equity factor strategies. Prior to joining OSAM, Joe was a Global Equity Portfolio Manager at Franklin Templeton Investment Solutions, and predecessor firms Batterymarch/QS Investors over the past 11 years, where he was the lead Portfolio Manager on multiple funds, including the Franklin Global Equity Fund, Franklin Global Systematic Fund, Franklin Global Dividend Fund, Franklin Global Responsible Fund, and Franklin Global Market Neutral fund, achieving Morningstar Ratings of 4 and 5 Stars, and winning 12 Lipper Awards. Joe has over 30 years of quantitative investing experience and worked previously at Invesco; Standish, Ayer & Wood; The Boston Company; Evergreen Investments and Wells Capital. Joe holds a B.S. in Computer Science and M.S. in Information Technology from the New England Institute of Technology.

				2026

There are no other changes to the Prospectus.